OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) segment	Dec. 31, 2022 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 9,125	$ 11,611
Wages and salaries	486	479
Operating expense	243	261
General and administrative expense	243	218
Pipelines
Disclosure of operating segments [line items]
Revenue	2,542	2,342
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 6,087	$ 8,471